Employee Benefit Plan, Statement of Net Asset Available for Benefit (Statement) - EBP0757636 - USD ($)	Sep. 30, 2025	Sep. 30, 2024
EBP, Statement of Net Asset Available for Benefit [Line Items]
Investments at fair value	$ 1,820,488,589	$ 1,647,194,422
EBP, Investment, Excluding Plan Interest in Master Trust, Contract Value	79,796,142	83,780,317
Notes receivable from participants	16,108,130	14,681,980
Participant contributions	4,089,589	3,254,132
Employer contributions	2,793,228	1,571,054
EBP, Receivable	22,990,947	19,507,166
EBP, Net Asset Available for Benefit	$ 1,923,275,678	$ 1,750,481,905